ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Salary and welfare payable	$ 1,364	¥ 9,498	¥ 7,735
Payable for business combination and long-term investment			300
Payable for acquisition of non-controlling interests	35	245	245
Accrued rental	223	1,550	801
Accrued expenses	636	4,430	691
Value added tax and other taxes payable	14	100	523
Payable for property and equipment	2	15	28
Accrued utilities	1	5	5
Other payables	423	2,939	531
Total.	$ 2,698	¥ 18,782	¥ 10,859